30. ADDITIONAL INFORMATION TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2018
Additional Information To Cash Flows Tables Abstract
Additional information related to statement of cash flows

Consolidated
	12/31/2018	12/31/2017	12/31/2016
Income tax and social contribution paid	336,962	268,847	456,227
Addition to PP&E with interest capitalization (note 10 and 25)	71,611	91,957	215,794
Acquisition of fixed assets through loans	10,792	4,265	7,437
Non-monetary transaction with joint venture		20,264
	419,365	385,333	679,458